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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas        11/14/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $142,223
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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

                                                                                 SHARES/                          VOTING
                                                                       VALUE      PRINC.  SH/ INVESTMENT  OTHER  AUTHORITY
NAME OF ISSUER                             TITLE OF CLASS     CUSIP   (X$1000)    AMOUNT  PRN DISCRETION MANAGER   SOLE  SHARED NONE
99 Cents Only Stores                      Common Stock-Long 65440K106    5,210   282,850   SH      Sole    N/A    282,850
AbitibiBowater, Inc.                      Common Stock-Long  3687209     3,534   235,615   SH      Sole    N/A    235,615
Alliance One International                Common Stock-Long 018772103     805    330,000   SH      Sole    N/A    330,000
Ascent Media Corp                         Common Stock-Long 043632108    5,779   146,982   SH      Sole    N/A    146,982
Barrett Business Services, Inc.           Common Stock-Long 068463108    3,045   218,423   SH      Sole    N/A    218,423
Berkshire Hathaway, Inc.                       Class A      084670108    1,068      10     SH      Sole    N/A      10
Berkshire Hathaway, Inc.                       Class B      084670702    5,428    76,410   SH      Sole    N/A    76,410
Bristol Myers Squibb Co.                  Common Stock-Long 110122108     652     20,790   SH      Sole    N/A    20,790
Cambium Learning Grp, Inc.                Common Stock-Long 13201A107    1,471   492,126   SH      Sole    N/A    492,126
Capital Southwest Corporation             Common Stock-Long 140501107    1,628    22,000   SH      Sole    N/A    22,000
CBS Corp New                                   Class B      124857202     254     12,452   SH      Sole    N/A    12,452
Cenveo, Inc.                              Common Stock-Long 15670S105     685    227,465   SH      Sole    N/A    227,465
Clorox Co Del                             Common Stock-Long 189054109    1,173    17,680   SH      Sole    N/A    17,680
Coca Cola Co                              Common Stock-Long 191216100    2,529    37,431   SH      Sole    N/A    37,431
CorVel Corporatio                         Common Stock-Long 221006109     612     14,403   SH      Sole    N/A    14,403
Costco Wholesale Corporation              Common Stock-Long 22160K105    1,144    15,000   SH      Sole    N/A    15,000
Cross A T Co                              Common Stock-Long 227478104    3,416   302,816   SH      Sole    N/A    302,816
Dr. Pepper Snapple Group, Inc.            Common Stock-Long 26138E109     993     25,616   SH      Sole    N/A    25,616
Echostar Corporation                           Class A      278768106    5,547   245,334   SH      Sole    N/A    245,334
Employers Holdings, Inc.                  Common Stock-Long 292218104    3,165   248,049   SH      Sole    N/A    248,049
Expedia, Inc.                             Common Stock-Long 30212P105    6,098   236,815   SH      Sole    N/A    236,815
Fairfax Financial Holdings Limited (USA)  Common Stock-Long 303901102    8,577    22,454   SH      Sole    N/A    22,454
Flagstone Reinsurance Holdings            Common Stock-Long L3466T104    3,666   473,037   SH      Sole    N/A    473,037
General Electric Co                       Common Stock-Long 369604103     264     12,885   SH      Sole    N/A    12,885
GlaxoSmithKline PLC                         Sponsored ADR   37733W105    2,286    55,364   SH      Sole    N/A    55,364
Heinz  H J Co                             Common Stock-Long 423074103    2,712    53,728   SH      Sole    N/A    53,728
Hershey Co                                Common Stock-Long 427866108     799     13,504   SH      Sole    N/A    13,504
Johnson & Johnson                         Common Stock-Long 478160104    3,283    51,549   SH      Sole    N/A    51,549
Kraft Foods Inc.                               Class A      50075N104    1,646    49,020   SH      Sole    N/A    49,020
K-Swiss Inc.                                   Class A      482686102    4,013   944,142   SH      Sole    N/A    944,142
Liberty Media Corp New                      Cap Com Ser A   530322106    7,169   108,431   SH      Sole    N/A    108,431
Liberty Media Corp New                      Int Com Ser A   53071M104    6,194   369,357   SH      Sole    N/A    369,357
Medical Action Industries                 Common Stock-Long 58449L100    2,377   470,713   SH      Sole    N/A    470,713
Merck & Co Inc..                          Common Stock-Long 58933Y105     203     6,195    SH      Sole    N/A     6,195
Meredith Corporation                      Common Stock-Long 589433101    2,321   102,520   SH      Sole    N/A    102,520
Montpelier Re Holdings, Ltd.              Common Stock-Long G62185106    7,182   406,207   SH      Sole    N/A    406,207
Multi Color Corp                          Common Stock-Long 625383104    1,431    63,338   SH      Sole    N/A    63,338
Nicholas Financial, Inc.                  Common Stock-Long 65373J209     942     96,412   SH      Sole    N/A    96,412
Nobility Homes, Inc.                      Common Stock-Long 654892108     138     20,848   SH      Sole    N/A    20,848
Novartis AG                                 Sponsored ADR   66987V109     966     17,325   SH      Sole    N/A    17,325
Republic Services                         Common Stock-Long 760759100    1,073    38,240   SH      Sole    N/A    38,240
Sanofi Aventis                              Sponsored ADR   80105N105    1,428    43,540   SH      Sole    N/A    43,540
Tootsie Roll Inds Inc.                    Common Stock-Long 890516107    1,519    62,979   SH      Sole    N/A    62,979
Unilever PLC                                Spon ADR New    904767704    2,768    88,753   SH      Sole    N/A    88,753
Utah Med Prods Inc.                       Common Stock-Long 917488108    1,599    60,359   SH      Sole    N/A    60,359
Wal-Mart Stores, Inc.                     Common Stock-Long 931142103    5,619   108,277   SH      Sole    N/A    108,277
Washington Post Co                             Class B      939640108    7,349    22,475   SH      Sole    N/A    22,475
White Mtns Ins Group Ltd.                 Common Stock-Long G9618E107   10,463    25,787   SH      Sole    N/A    25,787
Total                                                                  142,223 6,995,706
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